Available-For-Sale Marketable Securities	12 Months Ended
Dec. 31, 2015
Available-for-sale Securities [Abstract]
Available-For-Sale Marketable Securities
AVAILABLE-FOR-SALE MARKETABLE SECURITIES

As of December 31, 2015 and 2014, the fair value, amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$887	—	(7)	$880
Corporate debentures - fixed and floating interest rate	11,921	99	(64)	11,956
	$12,808	99	(71)	$12,836

	December 31, 2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government debentures - fixed and floating interest rate	$1,443	22	—	$1,465
Corporate debentures - fixed and floating interest rate	24,620	131	(66)	24,685
	$26,063	153	(66)	$26,150

The contractual maturities of the available-for-sale marketable securities in future years are as follows:

December 31, 2015
2016	$—
2017	2,974
2018	1,893
2019	5,179
2020 and after	2,002
$12,048

As of December 31, 2015 and 2014, interest receivable included in other receivables amounted to $155 and $214, respectively.